Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2019 USD ($)
Significant Accounting Policies (Details) [Line Items]
Business combination extend year	1 year
Impairment amounted of goodwill	$ 3
Operating revenue	$ 1
Percentage of maximum revenue payment to customer	3.00%
Sales amounted	$ 66,646
Government grants	11,893	$ 63,520
Shipping and handling costs	291,170	1,104,120	$ 1,869,505
Advertising costs	$ 26,210,291	5,720,458	3,856
After tax profit	10.00%
Accumulative amount of reserve	50.00%
Retained earnings	$ 12,285,281	61,475,891
Description of value-added tax	Before May 1, 2018, the applicable VAT rate was 17%, while after May 1, 2018 and before April 1, 2019, the Company is subject to a VAT rate of 16%. After April 1, 2019, the Company is subject to a VAT rate of 13% based on the new Chinese tax law.
Cash and cash equivalents	$ 19,733,631	36,558,752	$ 33,654,765			$ 14,800,772
Retained Earnings [Member]
Significant Accounting Policies (Details) [Line Items]
Retained earnings	26,040,000.00			¥ 195,200,000
Cash and Cash Equivalents [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 19,571,668	$ 36,203,665		¥ 124,244,865	¥ 237,905,147